Other financial assets, current (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Interest reinvested in term deposits	₨ 16,920	₨ 82,379
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Security deposits ranges	6 years	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Security deposits ranges	9 years	4 years 6 months